Bingham McCutchen LLP
355 South Grand Avenue, Suite 4400
Los Angeles, California 90071-3106

September 12, 2012

VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C. 20549

Re:	CNI Charter Funds
(File Nos. 333-16093 and 811-7923)

Ladies and Gentlemen:

On behalf of CNI Charter Funds, a Delaware statutory trust (the “Trust”), we are hereby filing Post-Effective Amendment No. 52 to the Trust’s Registration Statement on Form N-1A pursuant to the Securities Act of 1933, as amended (the “1933 Act”) (Amendment No. 53 to the Registration Statement pursuant to the Investment Company Act of 1940, as amended) (the “Amendment”), relating to each of the series of the Trust (the “Funds”).

The Amendment is being filed pursuant to paragraph (a) of Rule 485 under the 1933 Act for the purpose of registering the U.S. Core Equity Fund as a new series of the Trust, creating a new Institutional Class of shares for the Prime Money Market Fund, and redesignating the existing Institutional Class shares of each of the Government Money Market Fund, Prime Money Market Fund, and California Tax Exempt Money Market Fund as Servicing Class shares.

Please call the undersigned at (714) 830-0679 or Michael Glazer at (213) 680-6646 with any comments or questions relating to the Amendment.

Sincerely,

/s/ Laurie A. Dee

Laurie A. Dee